STOCKHOLDERS' EQUITY, Preferred Stock (FY) (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock [Abstract]
Value of preferred stock converted to common stock at the earlier IPO		$ 50,000,000.0	$ 50,000,000.0
Percentage of vote of outstanding preferred stock		63.00%	63.00%
Preferred stock, conversion ratio		1	1
Preferred stock, dividend declared		$ 0	$ 0
Series A Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, liquidation preference		$ 11,500,000	$ 11,500,000
Number of preferred stock issued to various investors (in shares)		5,088,944	5,088,944	5,088,944
Series B Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, liquidation preference		$ 5,000,000.0	$ 5,000,000.0
Number of preferred stock issued to various investors (in shares)	4,584,202	4,584,202	4,584,202	4,584,202
Share price per shares (in dollars per share)	$ 2.51
Proceeds from sale of preferred stock	$ 11,500,000
Series Seed Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, liquidation preference		$ 2,400,000	$ 2,400,000
Number of preferred stock issued to various investors (in shares)		6,911,715	6,911,715	6,911,715